TRADE RECEIVABLES AND OTHER - Contract Assets (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	€ 31	€ 16
Contract assets, Current	1	2
Unbilled tooling costs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	14	16
Contract assets, Current	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	17	0
Contract assets, Current	€ 1	€ 2